Opus Capital Markets Consultants, LLC

GSMBS 2021 RPL1

Narrative

March 4, 2021

BACKGROUND AND SCOPE METHODOLOGY

This report summarizes the results of a due diligence review performed on a pool of 255 loans provided by Goldman Sachs (“Customer”) to Opus Capital Markets Consultants, LLC (“Opus CMC”), from which 100% of the loan sample was chosen and loaded into the OpusFirst® underwriting software. Opus CMC performed a detailed compliance review on all loans.

Opus CMC was established in 2005. Opus was acquired in January 2014 by Wipro Ltd, a global information technology, consulting, and outsourcing company.

COMPLIANCE REVIEW

Opus CMC performed a compliance review on all loans in order to verify that each loan was originated in compliance with applicable federal, state and local anti-predatory lending statutes required by the respective SOW.  The compliance review scope is included in Exhibit A herein and the compliance review results are included within Exhibit B.

Note: Opus generally met the NRSRO requirements listed above with the exception that loans originated prior to January 1, 2010 were not tested for compliance with Regulation X – Real Estate Settlement Procedures Act (RESPA). Six loans were originated after January 1, 2010 and was tested for compliance with RESPA.  One of the six loans was originated after January 10, 2014 and was subject to a Qualified Mortgage review.  Opus was unable to determine an accurate Ability to Repay status due to missing income and asset documentation and as such the loan has been designated as Non-QM/Non-Compliant.

1.	Regulatory Compliance

Each mortgage loan file was subject to a post-closing regulatory compliance review to verify that each mortgage loan closed in compliance with the applicable federal, state and local anti-predatory lending statutes in effect at the time of origination of the Mortgage Loan and that the loans meet the applicable disclosure requirements provided under (i) the federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026; (ii) Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 24 C.F.R. Part 3500; (iii) the National Flood Insurance Act, (iv) the disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations; and (v) the disclosure requirements and prohibitions of the applicable state, county and municipal laws and ordinances enacted to combat predatory lending.

5.1.	Federal Truth in Lending Act/Regulation Z:

A review of the material compliance disclosures set forth in Reg Z, as amended, including the Truth in Lending Disclosure and the Notice of Right-to-Cancel, if applicable; and a review and comparison of the material disclosures with a report outlining any TILA violations. This includes a re-calculation of disclosed finance charge [1026.18(d)], proper execution by all required parties [1026.17(b)], principal and interest calculations [1026.18(s)], payment stream(s), recalculation of disclosed APR [1026.22], and a review to ensure disclosure differences are within the allowed tolerances [1026.18(d) and 1026.23(g)]. A review of the Notice of Right to Cancel (1026.15 / 1026.23):  which includes a verification of the transaction date and expiration date, ensures proper execution of the Notice of Right to Cancel by all required parties verifies the disbursement date and determines if a full 3 day rescission period was adequately provided to the borrower(s).

5.2.	Business Days as Defined by Regulation Z:

General business day is defined as the days on which a creditor’s offices are open to the public for carrying on substantially all of its business functions excluding Sundays and holidays specified by 1026.2(a)(6). Specific business day is defined as all calendar days (Monday through Saturday) excluding Sundays and holidays specified by 5 U.S.C. § 6103(a)

5.3.	MDIA (Mortgage Disclosure Information Act) - Applications Dated After 07/30/2009 and Prior to 10/03/2015):

5.3.1.	Initial Delivery: Creditor must deliver the Initial Disclosures within 3 “general” business days of application
5.3.2.	No Pre-disclosure Fees: Creditor may not charge fees, other than credit report fee, prior to borrower receiving the Initial Disclosures
5.3.3.	7 Day Waiting Period: Creditor must deliver the Initial Disclosures more than 7 “specific” business days prior to closing
5.3.4.
3 Day Waiting Period: Creditor must issue revised disclosures if APR in initial disclosures becomes inaccurate.  Closing may not occur until the 3rd “specific” business day after the consumer receives the corrected disclosures.

5.3.5.	APR on Final TIL: APR on Final TIL must be within tolerance 1/8 or ¼ of percent difference in APR based on regular or irregular payment stream.

5.4.	Home Ownership Equity Protection Act (HOEPA) testing, to include:

5.4.1.	APR test [HOEPA (1026.32(a)(1))] and [HPML(1026.35(a)(1))]
5.4.2.	Points and Fees test [HOEPA (1026.32(a)(2))]
5.4.3.	Review of HOEPA disclosure (1026.32(c)) for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)
5.4.4.	Review and confirm documentation type (i.e. full, stated, no ratio)
5.4.5.	Review for evidence of prepayment penalty
5.4.6.	Verification of Debt to Income conformity, when necessary.

HOEPA (Section 32) loan coverage has been expanded to include purchase-money mortgages and open-end credit plans (i.e., home equity lines of credit or HELOC), as well as the amendment of rate and points and fees threshold testing. Opus system requirements have been updated to address the expansion of coverage as well as amendments to threshold testing. In addition, there is a homeownership counseling requirement to be verified for all covered loans.

5.5.	RESPA/Regulation X (Loans with an Application Date prior to 10/03/2015):

Each mortgage loan will be reviewed to ensure compliance with the January 1, 2010, or most current amendments to Regulation X.  The RESPA/Regulation X review will consist of the following:

5.5.1.	Good Faith Estimate (GFE):
5.5.2.	Consultant will confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including:
5.5.3.	Confirm the presence of the current GFE form in effect at the time of origination.
5.5.4.	Verify the GFE was provided to the borrower(s) within three days of “Application”.
5.5.5.	Application shall be defined by Regulation X and generally be considered complete when the following seven conditions are met:
•	Borrower(s) First and Last Name
•	Borrower(s) Social Security Number (to enable the loan originator to obtain a credit report)
•	Subject Property Address (including “To Be Determined”)
•	Mortgage Loan Amount Sought
•	Estimation of Property Value
•	Monthly Income
•	Any other requirement as defined in the lender’s policies and procedures
5.5.6.	Consultant will verify that all Broker fees, including Yield Spread Premium (“YSP”) were accurately disclosed and reflected in the appropriate locations.
5.5.7.
Fees will be reviewed to ensure they are reasonable and customary fees for the lender and title and escrow companies and that those fees were accurately disclosed on the GFE and were reflected in the proper location on the document.

5.5.8.	Analysis to determine whether a Changed Circumstance form is required to accompany each revised Good Faith Estimate (GFE)
5.5.9.	Change of Circumstance Definition:
5.5.9.1.	Acts of God, war, disaster or other emergency;

5.5.9.2.	Information particular to borrower or transaction that was relied on in providing the GFE and that changes or is found to be inaccurate after GFE has been provided to borrower;
5.5.9.3.	New information particular to the borrower or transaction that was not relied on in providing the GFE; or
5.5.9.4.	Other circumstances that are particular to borrower or transaction, including boundary disputes, need for flood insurance or environmental problems
5.5.9.5.
In the event any of the above occurs, the loan originator is required to provide a new revised GFE to the borrower within 3 business days of receiving information sufficient to establish “changed circumstances” and document the reason the revised GFE was provided.

5.5.9.6.
Rate Locks: If the rate has not been locked by the borrower or a locked rate expired, the charge or credit for rate chosen, adjusted origination charges, per diem interest and loan terms related to the rate may change.  If borrower later locks the rate, a new GFE must be provided showing the revised rate-dependent charges and terms.  All other charges and terms must remain the same as on the original GFE, except as otherwise provided above for “changed circumstances.”

5.5.10.	Final HUD-1: Consultant will confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including:
5.5.10.1.	Confirm the presence of the current applicable Final HUD-1 form
5.5.10.2.	Confirm the Final HUD-1 accurately lists all broker and YSP fees.
5.5.11.	Good Faith Estimate (GFE) and Final HUD-1 Analysis: Confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including:
5.5.11.1.	Analysis of Origination fees disclosed on the Good Faith Estimate (GFE) and those charged to the borrower(s) on the Final HUD-1 (no variance) - No variance for the following charges:
•	Origination Charge
•	Credit or Charge for Interest Rate Chosen
•	Adjusted Origination Charge
•	Transfer Taxes
5.5.11.2.
Analysis of Third-Party fees disclosed on the Good Faith Estimate (GFE) and those charged to the borrower(s) on the Final HUD-1 (10% tolerance) - 10% tolerance between GFE and actual charges at settlement for sum of following services:

•	Lender-required settlement services (lender selects third-party provider);
•	Lender-required services, title services and required title insurance, and owner’s title insurance, when the borrower uses a settlement service provider identified by the loan originator; and
•	Government recording charges
5.5.12.	Analysis to confirm all fees are accurately reflected in the correct tolerance category on the Good Faith Estimate (GFE) and Final HUD-1
5.5.13.	Analysis to confirm lender accurately provided borrower adequate restitution in the event of tolerance violations and timelines for restitution/document correction were adhered to
5.5.14.	Analysis to confirm loan terms are accurately disclosed between the Good Faith Estimate (GFE) and Final HUD-1
5.5.15.	Analysis to confirm page 3 of the HUD-1 accurately reflects fees disclosed on the Good Faith Estimate (GFE) and Final HUD-1

5.6.	QM / ATR (Qualified Mortgage / Ability to Repay) Dodd Frank Review (Loans with Application Date on or after 01/10/2014)

5.6.1.	Ability-to-Repay:

5.6.1.1.
Consultant will incorporate checkpoints for the ATR’s eight verification steps for any origination QC work. Consultant has the option to run ATR checks on any transactions subject to QM that falls outside the ability to meet QM guidelines, whether due to coverage exceptions or due to failing QM criteria. Thus, any transaction that is being tested for QM will also have the ability to be screened for ATR if the QM testing fails or the loan is exempt from QM.

5.6.1.2.
Consultant is required to verify all information within the scope of the eight verification steps before an ATR loan can pass. These eight tests include verifications of any amounts used in the loan consideration and a page(s) reference to the third party records/documentation/images:

•	Income and assets
•	Current employment status
•	Monthly qualifying mortgage payment for the proposed loan
•	Monthly qualifying mortgage payment for the simultaneous loan on the same property
•	Monthly payments for taxes, insurance and HOA, etc.
•	Debts, alimony and child support
•	Qualifying monthly DTI and residual income
•	Credit history
5.6.1.3.
If all of the verifications are made and each of the eight topic areas is confirmed to agree with the representations made by the lender, and there are no credit exceptions to the lender’s guidelines, the loan will pass the ATR test. If any of the conditions fail or the loan lacks the documentation to support the stated values in any of the areas, affected items will not be considered verified and the loan will be subject to failing the ATR test.

5.6.1.4.	ATR results will be reported as ATR-Pass, ATR-Fail and ATR-Exempt. This is in addition to the existing credit and compliance related reporting by Consultant.

5.6.2.	Qualified Mortgage

Consultant has built edits and system processes to evaluate whether a loan meets the requirements of the Qualified Mortgage regulations. There are 4 different Qualified Mortgage subtypes; Qualified Mortgage (QM), Temporary QM (TQM), Small Creditor QM (SCQM) and Small Creditor Balloon QM (BQM). While regulations carve out special guidance on small creditor originations, Consultant will not be reviewing any additional documentation required to certify a small creditor and will test all files against either QM or TQM. All QM loan types must meet the following conditions:
•	No Negative Amortization and no interest only payments
•	No loan terms to exceed 30 years
•	Threshold test for Points and Fees of less than or equal to 3.00% of the total loan amount (there are five levels of testing including four for loan amounts under $100,000)
•	Only documented verifications may be used to qualify the application (all loans are full documentation)
The differentiation in testing for QM and TQM is in following a debt-to-income threshold of 43.00% for QM versus meeting the underwriting guidelines from the designated agency (GSE, HUD, FHA, USDA, etc.) for TQM. For the creditor, originating a loan under TQM parameters provides for greater flexibility in qualifying an applicant whose debt-to-income may exceed 43% and still passes the guidelines of the agency.

5.6.3.	QM DTI Testing

The new debt-to-income threshold of 43.00% applies to any QM loan.  The calculation will include new requirements for calculating the QM Loan Payment and Simultaneous Loan Payment with different rules for fixed rate fixed term and variable rate loans. Those two calculated values are included in the new QM debt-to-income test. In addition, only verified amounts will be included in the QM debt-to-income test - verified income and assets, loan and simultaneous loan payments, insurance, taxes and HOA, alimony, child support and open debts. The calculated value will be the verified debts divided by the verified income represented as a ratio, with amounts less than or equal to 43.00% passing, and anything above 43.00% failing. Failing this test also results in returning an overall QM status of Fail.

5.6.4.	TQM Guideline Testing

5.6.4.1.
For GSE/HUD/FHA directed loans, the testing standard is to fail any application that does not meet the appropriate credit guidelines. The guidelines are not set by regulation and may include a higher debt-to-income threshold. The guidelines include:

•	LTV / CLTV
•	DTI – using the same calculation guidelines as QM
•	Credit Score
•	Reserves
•	Maximum Loan Amount
•	Maximum Cash Out
•	Disposable Income
Threshold failures will either be greater than the guideline or less than the guidelines as appropriate.

Note: A failure identified within the guidelines may result in a Fail condition for qualifying the loan as a TQM, even when the debt-to-income calculation would not exceed the 43.00% DTI level, such as a low credit score or a high loan-to-value ratio. Consultant will note the TQM failure. Customized reporting is available to support Customer requirements for specific loan conditions.

5.6.5.	Points and Fees Testing

5.6.5.1.
All loans seeking QM/TQM status need to pass the points and fees testing guidelines. QM Points and Fees testing will be done under the same approach as points and fees testing under HOEPA regulations, including the six components below subject to specific guidance for inclusion or exclusion:

•
Finance charge - Third-party services included, if Consultant is unable to determine “bona fide” status from normal file documentation. Exceptions may require additional documentation to be provided. The same treatment goes for “bona fide discount points” if documentation is not present in file.

•	Loan originator compensation – Compensation/YSP known at the time of the consummation will be included but Consultant does not review lender or broker compensation programs as part of its QM testing.
•	Real estate-related fees
•	Premiums for credit insurance, credit property insurance, and other insurances where the creditor is the beneficiary, debt cancellation or suspension coverage payments
•	Maximum prepayment penalty
•	Prepayment penalty paid in a refinance.

5.6.5.2.	In addition, the calculation is built based on the note amount with different thresholds above the 3.00% level for amounts less than $100,000 adjusted annually:
•	3 percent of the total loan amount for a loan greater than or equal to $100,000
•	$3,000 for a loan greater than or equal to $60,000 but less than $100,000
•	5 percent of the total loan amount for a loan greater than or equal to $20,000 but less than $60,000
•	$1,000 for a loan greater than or equal to $12,500 but less than $20,000
•	8 percent of the total loan amount for a loan less than $12,500

5.6.6.	QM/ATR Reporting

For QM/TQM testing, the results of the debt-to-income test (QM) or guideline review (TQM) and the Points and Fees test will result in the following available compliance conditions as requested by the rating agencies:
•	QM – NonHPML	[QM or TQM – Pass / HPML – No]
•	QM – HPML	[QM or TQM – Pass / HPML – Yes]
•	NonQM – Compliant	[QM or TQM – Fail, Exempt / ATR – Compliant]
•	NonQM – Noncompliant	[QM or TQM – Fail, Exempt / ATR – Noncompliant]
•	Not Covered – Exempt	[QM or TQM – Exempt / ATR – Exempt]
As with ATR testing, these QM results are in addition to the existing credit and compliance related reporting currently performed by Consultant. Customized reporting is available based on mutual agreement on individual Customer needs.

5.6.7.	HPML Testing – QM APR

Current testing for HPML will now be performed using one of two formulas, normal QM and FHA TQM. For QM, a loan will be considered a Higher Priced Mortgage Loan if the APR exceeds the Average Prime Offer Rate by 1.50% or more percentage points on conforming First Liens and 3.50% or more percentage points on Second Liens. For FHA TQM, the formula is modified to be the Average Prime Offer Rate plus 1.15%, plus the monthly MI premium factor.

5.6.8.	Escrow Requirement

Loans that fall under the guidelines of a Higher Priced Mortgage Loan (HPML) will require escrow accounts to be in place for the first five years of the transaction.  A loan will be considered a Higher Priced Mortgage Loan based on the guidelines shown above (HPML Testing – APR).

5.6.9.	HPML Appraisal Rule

An HPML designation also requires additional appraisal requirements. A loan will be considered a Higher Priced Mortgage Loan under the HPML Appraisal Rule if the APR exceeds the Average Prime Offer Rate by 1.50% or more percentage points on Conforming First Liens, 2.50% for Jumbo First Liens and 3.50% or more percentage points on Second Liens. Requirements include:
•	Three day disclosure from application of the right to a free copy
•	Written appraisal from certified or licensed appraiser
•	Interior inspection
•	Delivery of copies no later than 3 days prior to consummation
•	If the property falls under the ‘flipping’ definition, a second appraisal is required and must document:
•	The difference in the original sales price and the subsequent sales price
•	Changes in market conditions
•	Property improvements
There is additional responsibility for providing copies of ALL documentation used in the valuation of the property, not just the final appraisal, and requirements for full appraisals, versus other forms of valuations. System enhancements have also been made to require verification of documentation and acknowledgement by the reviewer of evidence supporting the new requirements.

5.7.	Additional Disclosures and Requirements:

Consultant will confirm compliance with current documentation and timing requirements in effect at origination of the Mortgage Loan including:

5.7.1.	Servicing Transfer Disclosure (for applications prior to 10/03/2015):

5.7.1.1.	Confirm the presence of the Servicing Transfer Disclosure form in file
5.7.1.2.	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three general business days of “Application”

5.7.2.	Special Information Booklet (for applications prior to 10/03/2015)/ Home Loan Tool Kit (for applications on or after 10/03/2015):

5.7.2.1.	Confirm the presence of the Home Loan Tool Kit is in file for covered loans.
5.7.2.2.	Confirm the Home Loan Tool Kit is provided within three general business days of application

5.7.3.	Affiliated Business Disclosure

5.7.3.1.	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements
5.7.3.2.
Confirm the Affiliated Business Disclosure provided within three general business days of “Application” (Consultant reviews for this disclosure to be provided within three general business days, as the lender will typically know at the time of application if borrower(s) will be referred to affiliates for provision of third party services)

5.7.3.3.	Confirm the Affiliated Business Disclosure is executed.

5.7.4.	Initial Escrow Disclosure Statement

5.7.4.1.	Confirm the presence of the Initial Escrow Disclosure Statement in file
5.7.4.2.	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement

5.8.	National Flood Insurance Program (NFIP)

Each mortgage loan will be reviewed to ensure adherence to flood insurance coverage requirements as outlined under the NFIP, including identification of flood zones and subsequent policy documentation for evidence of adequate coverage amounts.

5.9.	High Cost - State & Local Anti-Predatory Regulations:

In addition to federal thresholds, Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW – legal guidance documentation available for detailed discussion, if necessary:

5.9.1.	Arkansas Home Loan Protection Act, AR. Stat. Ann. § 23-53-101 et seq.
5.9.2.	California Anti-Predatory Lending Statute, CA. Fin. Code § 4970 et seq.
5.9.3.	California Higher Priced Mortgage Loan Statute, CA. Fin Code § 4995 et seq.
5.9.4.	Colorado Consumer Equity Protection Act, CO. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007)
5.9.5.	Colorado Consumer Credit Code, CO. Rev. Stat. 5-1-101 et seq.
5.9.6.	Connecticut Abusive Home Loan Lending Practices Act, CT. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, CT. House Bill 5577 (2008).
5.9.7.	Connecticut Nonprime Home Loan Statute, CT. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949.
5.9.8.	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. and DC Mortgage Disclosure Act of 2007.
5.9.9.	Florida Fair Lending Act, FL. Stat. Ann. § 494.0078 et seq.
5.9.10.	Georgia Fair Lending Act, GA. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)
5.9.11.	Idaho Residential Mortgage Practices Act, ID. Code § 26-3101 et seq.
5.9.12.	Illinois High Risk Home Act, IL. Comp Stat. tit. 815, §§137/5 et seq.
5.9.13.	Illinois High Risk Home Loan Regulations, 38 IL. Admin. Code § 345.10 et seq.
5.9.14.	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).
5.9.15.	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
5.9.16.	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
5.9.17.	Indiana Home Loan Practices Act, IN. Code § 24-9-1-1 et seq. and as amended by 2005 In. P.L. 141 § 6 P2013-011.
5.9.18.	Kansas Consumer Credit Code, KS. Stat. Ann. § 16a-1-101 et seq. Sections 16a-1-301, 16a-3-207 and 16a-3-308a.
5.9.19.	Kentucky Anti-Predatory Lending Statute, KY. Rev. Stat. § 360.100 et seq. and as amended by KY. House Bill 552 (2008).
5.9.20.	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A ME. Rev. Stat. Ann. §§ 8-101; 8-103(1); 8-206(8); 8-206A and ME. Legislative Document 1869 (2007).
5.9.21.	Maryland Commercial Law, MD. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by MD. Senate Bill 270 (2008) and Maryland Regulations under the MD. Mortgage Lender Law (2009).

5.9.22.	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the MD. Mortgage Lender Law, MD. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; MD. Code Regs. §§ 09.03.06.01 et seq.
5.9.23.	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA. House Bill 4387 (2008) 20. MA. Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
5.9.24.	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 MA. Code Regs. §§ 32.00
5.9.25.	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
5.9.26.	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR § 8.00 (15-17).
5.9.27.	Michigan Consumer Mortgage Protection Act, MI. Stat. Ann. § 445-1631 et seq.
5.9.28.	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
5.9.29.	Nebraska Mortgage Bankers Registration and Licensing Act, NE. Stat.§ 45-702 et seq.
5.9.30.	Nevada Anti-Predatory Lending Law, NV. Rev. Stat. § 598D.010 et seq. and as amended by AB 440 and 492.
5.9.31.	New Jersey Home Ownership Security Act of 2002, NJ. Stat. Ann. § C:46:10B-22 et seq. and as amended by PL. 2004, Ch. 84 § 1.
5.9.32.	New Mexico Home Loan Protection Act, NM. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
5.9.33.	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
5.9.34.	New York High Cost Home Loan Act, NY. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008). Banking Law Article 6-l (2003) and 6-m (2008).
5.9.35.
North Carolina Anti-Predatory Lending Law, NC. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, NC. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).

5.9.36.	Ohio Anti-Predatory Lending Statute, OH. Rev. Code Ann. §§ 1349.25 to 1349.37and § 1.63 and as amended by S.B. 185.
5.9.37.	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
5.9.38.	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
5.9.39.	Oklahoma Higher –Priced Mortgage Loans Law, OK. Admin. Code §§ 160:45-9-1 et seq.
5.9.40.	Pennsylvania Consumer Equity Protection Act, 63 PA. Cons. Stat. Ann. § 456.501 et seq.
5.9.41.	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
5.9.42.	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI. Gen. Laws. §§ 34-25.2-1 et seq., including the Emergency and Final Regulations.
5.9.43.	South Carolina High-Cost and Consumer Home Loans Act, SC. Code § 37-23-10 et seq.
5.9.44.	South Carolina Consumer Protection Code, SC. Code 37-1-101 et seq.
5.9.45.	Tennessee Home Loan Protection Act, TN. Code Annotated §§ 45-20-101 et seq., Title 47 et seq.
5.9.46.	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.
5.9.47.	Texas Constitution, Section 50(a)(6), Article XVI

5.9.48.	Utah Residential Mortgage Practices Amendments, UT. Code Ann. § 61- 2c-102 et seq.
5.9.49.	Utah High Cost Home Loan Act, UT. Code § 61-2d-101 et seq.
5.9.50.	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
5.9.51.	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), VA. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
5.9.52.	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), VA. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
5.9.53.	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
5.9.54.	Wisconsin Responsible High Cost Mortgage Lending Act, WI. Stat. § 428.202.
5.9.55.	West Virginia Residential Mortgage Lender, Broker and Servicer Act, WV. Code § 31-17-1 et seq.
5.9.56.	Wyoming Credit Code, WY. Stat. Ann. §§ 40-14-101 et seq.

EXHIBIT B
SUMMARY OF REVIEW

	DBRS Grading

	Final Grade

Initial Grade		A	B	C	D
	A	56	0	0	0
	B	0	99	0	0
	C	0	6	7	0
	D	2	0	0	85

	Fitch Grading

	Final Grade

Initial Grade		A	B	C	D
	A	56	0	0	0
	B	0	99	0	0
	C	0	6	7	0
	D	2	0	0	85